Strategic Income Portfolio as of October 31, 1997

PORTFOLIO OF INVESTMENTS

Bonds & Notes -- 87.2%
                                                  Principal     U.S. $ Value
--------------------------------------------------------------------------------
Argentina -- 3.2%                               U.S. Dollar
--------------------------------------------------------------------------------
Argentina Discount Bond (Brady),
    6.875%, 3/31/23                               4,750,000     $   3,764,375
--------------------------------------------------------------------------------
Total Argentina (identified cost, $3,438,378)                   $   3,764,375
--------------------------------------------------------------------------------

Brazil -- 2.2%                                  U.S. Dollar
--------------------------------------------------------------------------------
Brazil Discount Bond (Brady),
    6.688%, 4/15/24                               3,500,000     $   2,651,250
--------------------------------------------------------------------------------
Total Brazil (identified cost, $2,419,632)                      $   2,651,250
--------------------------------------------------------------------------------

Bulgaria -- 1.2%                                U.S. Dollar
--------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady),
    6.688%, 7/28/24                               2,000,000     $   1,393,750
--------------------------------------------------------------------------------
Total Bulgaria (identified cost, $1,397,500)                    $   1,393,750
--------------------------------------------------------------------------------

Ecuador -- 2.4%                                 U.S. Dollar
--------------------------------------------------------------------------------
Ecuador Discount Bond (Brady),
    6.688%, 2/28/25                               4,100,000     $   2,885,375
--------------------------------------------------------------------------------
Total Ecuador (identified cost, $2,513,100)                     $   2,885,375
--------------------------------------------------------------------------------

Indonesia -- 0.5%                               U.S. Dollar
--------------------------------------------------------------------------------
APP Global Finance III,
    10.094%, 4/17/02/(1)/                           600,000     $     543,000
--------------------------------------------------------------------------------
Total Indonesia (identified cost, $549,583)                     $     543,000
--------------------------------------------------------------------------------

Ireland -- 5.2%                                  Irish Punt
--------------------------------------------------------------------------------
Irish Government, 9.25% , 7/11/03                 3,500,000     $   6,159,556
--------------------------------------------------------------------------------
Total Ireland (identified cost, $6,052,161)                     $   6,159,556
--------------------------------------------------------------------------------

Morocco -- 1.5%                               Deutsche Mark
--------------------------------------------------------------------------------
Snap Limited, 11.50% , 1/29/09                    3,000,000     $   1,814,709
--------------------------------------------------------------------------------
Total Morocco (identified cost, $1,853,583)                     $   1,814,709
--------------------------------------------------------------------------------

Norway -- 3.9%                              Norwegian Krone
--------------------------------------------------------------------------------
Norway Government, 6.75% , 1/15/07               20,000,000     $   3,041,533
Norway Government, 7.00% , 5/31/01               10,000,000         1,510,792
--------------------------------------------------------------------------------
Total Norway (identified cost, $4,587,443)                      $   4,552,325
--------------------------------------------------------------------------------

The Philippines -- 0.8%                         U.S. Dollar
--------------------------------------------------------------------------------
JG Summit Cayman, 3.50% , 12/23/03                1,500,000     $     937,500
--------------------------------------------------------------------------------
Total The Philippines
    (identified cost, $1,203,147)                               $     937,500
--------------------------------------------------------------------------------

United Kingdom -- 2.0%                          U.S. Dollar
--------------------------------------------------------------------------------
Diamond Cable Communications Co., PLC,
    144A, Sr. Disc. Notes, 10.75%
    (0% until 2002), 2/15/07                      2,000,000     $   1,280,000
Newsquest Capital Corp., Sr. Sub. Note,
    11.00% , 5/01/06                              1,000,000     $   1,110,000
--------------------------------------------------------------------------------
Total United Kingdom
    (identified cost, $2,287,751)                               $   2,390,000
--------------------------------------------------------------------------------

United States -- 64.3%                          U.S. Dollar
--------------------------------------------------------------------------------
Corporate Bonds & Notes -- 5.7%
Applied Extrusion Inc., Sr. Notes,
    11.50%, 4/01/02                               1,000,000     $   1,070,000
Dayton Hudson MTN, 9.52%, 6/10/15                   350,000           421,817
Overhead Door Corp., Sr. Notes,
    12.25%, 2/01/00                               1,500,000         1,558,125
TRW Inc., Medium Term Notes,
    9.35%, 6/04/20                                1,900,000         2,432,266
United International-Series B,
    0.00%, 11/15/99                               1,500,000         1,245,000
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
    (identified cost, $6,165,695)                               $   6,727,208
--------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 56.6%
Federal Home Loan Mortgage Corp.:
    4.75%, with various maturities to 2003           24,292     $      23,795
    5.50%, with maturity at 2019                      3,273             3,293
    8.00%, with various maturities to 2021        9,418,342         9,861,664
    8.50%, with various maturities to 2019        2,679,237         2,866,629
    9.00%, with maturity at 2019                    803,984           871,583
    9.25%, with maturity at 2010                  2,199,386         2,351,495
    12.50%, with maturity at 2011                   108,926           126,230
    12.75%, with maturity at 2013                   157,544           183,817
    13.25%, with maturity at 2013                   144,461           170,204
    13.50%, with maturity at 2019                   417,207           496,891
--------------------------------------------------------------------------------
                                                                 $ 16,955,601
--------------------------------------------------------------------------------
Federal National Mortgage Association:
    4.75%, with maturity at 1999                     15,378     $      15,383
    5.00%, with maturity at 2003                    106,659           104,889
    5.50%, with various maturities to 2012           48,537            48,519
    7.50%, with various maturities to 2018        4,268,264         4,422,837
    8.00%, with various maturities to 2013        3,544,195         3,712,349
    8.25%, with maturity at 2007                  3,419,514         3,569,268
    8.50%, with various maturities to 2026        5,953,380         6,383,078
    9.00%, with maturity at 2010                  1,835,874         1,970,099
    12.00%, with maturity at 2015                 1,367,404         1,584,668
    12.50%, with various maturities to 2019       8,389,207         9,858,347
    12.75%, with maturity at 2014                   175,976           210,147
    13.00%, with various maturities to 2015       3,453,864         4,109,676
    13.25%, with maturity at 2014                   232,442           280,774
    13.50%, with various maturities to 2015       1,897,416         2,263,990
    14.75%, with various maturities to 2012       2,380,057         2,943,082
--------------------------------------------------------------------------------
                                                                 $ 41,477,106
--------------------------------------------------------------------------------
Government National Mortgage Association:
    6.50%, with various maturities to 2007          942,604      $    953,636


                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

                                                   Principal     U.S. $ Value
--------------------------------------------------------------------------------

United States (continued)
--------------------------------------------------------------------------------
Government National Mortgage Association
    (continued):
    7.50%, with various maturities to 2017         1,329,260     $   1,398,413
    9.00%, with maturity at 2016                   1,069,231         1,158,067
    12.50%, with maturity at 2019                  3,766,600         4,443,232
    13.50%, with various maturities to 2014          329,690           402,100
--------------------------------------------------------------------------------
                                                                 $   8,355,448
--------------------------------------------------------------------------------
Total Mortgage Pass-Throughs
    (identified cost, $66,035,145)                               $  66,788,155
--------------------------------------------------------------------------------
U.S. Treasury Bond -- 2.0%
United States Treasury Bond, 11.75%,
    2/15/01/(2)/ (identified cost, $2,603,438)     2,000,000     $   2,357,180
--------------------------------------------------------------------------------
Total United States
    (identified cost, $74,804,278)                               $  75,872,543
--------------------------------------------------------------------------------

Total Bonds & Notes
    (identified cost $101,106,556)                               $ 102,964,383
--------------------------------------------------------------------------------

Short-Term
Investments -- 12.8%                             U.S. Dollar

Banque National De Paris, Euro
    Time-deposit Cayman Islands,
    5.625%, 11/03/97                               4,100,000     $   4,100,000
Postipanki, NY Cayman Time Deposit,
    5.620%, 11/03/97                               5,000,000         5,000,000
Skandinaviska Enskilada Banken Time
    Deposit, 5.625%, 11/03/97                      6,002,730         6,002,730
--------------------------------------------------------------------------------

Total Short-Term Investments
    (at amortized cost $15,102,730)                              $  15,102,730
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $116,209,286)                               $ 118,067,113
--------------------------------------------------------------------------------

/(1)/ Variable rate security.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1997

FINANCIAL STATEMENTS

Statement of Assets & Liabilities



As of October 31, 1997
Assets
------------------------------------------------------------------------------------------
Investments, at value (Note 1A) (identified cost, $116,209,286)           $   118,067,113
Cash                                                                               70,312
Receivable for investments sold                                                    23,925
Interest receivable                                                             1,520,911
Receivable for daily variation margin on open financial
     futures contracts (Note 5)                                                    70,961
Receivable for open forward foreign currency contracts (Note 1H)                2,956,076
Deferred organization expenses (Note 1J)                                            6,254
------------------------------------------------------------------------------------------
Total assets                                                              $   122,715,552
------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------
Payable for investments purchased                                         $     1,434,281
Payable to affiliate for Trustees' fees (Note 2)                                      689
Accrued expenses                                                                   24,583
------------------------------------------------------------------------------------------
Total liabilities                                                         $     1,459,553
------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                 $   121,255,999
------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                   $   115,644,338
Net unrealized appreciation of investments (computed on the
     basis of identified cost)                                                  5,611,661
------------------------------------------------------------------------------------------
Total                                                                     $   121,255,999
------------------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
October 31, 1997
Investment Income (Note 1B)
------------------------------------------------------------------------------------------
Interest income                                                           $    11,644,406
------------------------------------------------------------------------------------------
Total income                                                              $    11,644,406
------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                           $       679,210
Administration fee (Note 2)                                                       195,786
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                                     8,729
Custodian fee                                                                     164,817
Legal and accounting services                                                      67,135
Amortization of organization expenses (Note 1J)                                     4,709
Miscellaneous                                                                       7,032
------------------------------------------------------------------------------------------
Total expenses                                                            $     1,127,418
------------------------------------------------------------------------------------------

Net investment income                                                     $    10,516,988
------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------
Net realized gain (loss)--
     Investment transactions                                              $     1,249,916
     Financial futures contracts                                                 (308,110)
     Foreign currency transactions                                              5,418,169
------------------------------------------------------------------------------------------
Net realized gain on investments                                          $     6,359,975
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investment transactions (identified cost basis)                      $    (3,069,262)
     Financial futures contracts                                                  891,508
     Foreign currency transactions                                               (128,907)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                                       $    (2,306,661)
------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                           $     4,053,314
------------------------------------------------------------------------------------------

Net increase in net assets from operations                                $    14,570,302
------------------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                       Year Ended                Year Ended
in Net Assets                             October 31, 1997          October 31, 1996
-------------------------------------------------------------------------------------
From operations --
     Net investment income                 $    10,516,988           $    11,982,292
     Net realized gain on investments            6,359,975                 9,573,199
     Net change in unrealized
         appreciation (depreciation)
         of investments                         (2,306,661)                3,820,588
-------------------------------------------------------------------------------------
Net increase in net assets
     from operations                       $    14,570,302           $    25,376,079
-------------------------------------------------------------------------------------
Capital transactions --
     Contributions                         $    36,154,026           $    10,557,996
     Withdrawals                               (61,875,128)              (56,110,565)
-------------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions                  $   (25,721,102)          $   (45,552,569)
-------------------------------------------------------------------------------------

Net decrease in net assets                 $   (11,150,800)          $   (20,176,490)
-------------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------------
At beginning of year                       $   132,406,799           $   152,583,289
-------------------------------------------------------------------------------------
At end of year                             $   121,255,999           $   132,406,799
-------------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                    Year Ended October 31,
                                                         --------------------------------------------------------------------------
                                                               1997               1996               1995              1994*
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                          0.86%              0.86%              0.84%              0.82%+
Net investment income                                             8.06%              8.62%              9.08%              8.41%+
Portfolio Turnover                                                  77%                71%                78%                71%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                    $  121,256         $  132,407         $  152,583         $  236,469
-----------------------------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, March 1, 1994, to October 31, 1994.


                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1997

NOTES TO FINANCIAL STATEMENTS




1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Debt securities (other than mortgage-backed, "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using a matrix pricing system which takes into account yield differentials, anticipated prepayments and interest rates. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments. The Portfolio has elected, under Section 1092 of the Internal Revenue Code (the Code), to utilize mixed straddle accounting for certain designated classes of activities involving domestic options and domestic financial futures contracts in determining recognized gains and losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains and losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases

Strategic Income Portfolio as of October 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D



  and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

  I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

  J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  L Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  M Other -- Investment transactions are accounted for on a trade date basis.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of

Strategic Income Portfolio as of October 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D



  investments). Such percentages are reduced as average daily net assets exceed certain levels. For the year ended October 31, 1997, the fee was equivalent to 0.52% of the Portfolio's average net assets for such period and amounted to $679,210. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $195,786 for the year ended October 31, 1997.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


4 Investment Transactions
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 1997, the Portfolio had invested approximately 16.7% of its net assets or approximately $20,253,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 1997 were as follows:

  Purchases
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                                $46,252,396
  U.S. Government Securities                                        43,636,016
  ------------------------------------------------------------------------------
                                                                   $89,888,412
  ------------------------------------------------------------------------------

  Sales
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                                $84,545,598
  U.S. Government Securities                                        12,274,628
  ------------------------------------------------------------------------------
                                                                   $96,820,226
  ------------------------------------------------------------------------------


5 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Strategic Income Portfolio as of October 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D



  A summary of obligations under these financial instruments at October 31, 1997 is as follows:

  Forward Foreign Currency Exchange Contracts

Sales
--------------------------------------------------------------------------------
                                                                 Net Unrealized
Settlement                                In Exchange For        Appreciation
Date          Deliver                     (in U.S. dollars)      (Depreciation)
--------------------------------------------------------------------------------
11/24/97      Australian Dollar
              2,000,000                         $ 1,461,960          $   55,580

11/5/97-      Belgian Franc
11/17/97      721,805,951                        23,745,222           3,473,632

11/24/97      British Pound Sterling
              1,184,016                           1,932,314             (47,078)

12/17/97      Indonesian Rupiah
              5,301,750,000                       1,707,488             259,122

11/28/97      Irish Punt
              2,070,000                           3,034,620             (72,842)

11/14/97-     Japanese Yen
1/28/98       652,000,000                         5,508,447              50,977

12/2/97       Singapore Dollar
              3,000,000                           1,982,161              91,285

11/20/97-     Thai Baht
12/26/97      103,200,000                         3,038,041             527,882
--------------------------------------------------------------------------------
                                                $42,410,253          $4,338,558
--------------------------------------------------------------------------------


Purchases
--------------------------------------------------------------------------------
                                                                 Net Unrealized
Settlement                                Deliver                Appreciation
Date          In Exchange For             (in U.S. dollars)      (Depreciation)
--------------------------------------------------------------------------------
11/24/97      Australian Dollar
              2,000,000                         $ 1,386,420         $    19,960

11/5/97-      Belgian Franc
11/28/97      607,265,306                        16,849,206             208,547

11/17/97      Deutsche Mark
              3,400,000                           1,910,112              59,944

12/17/97-     Indonesian Rupiah
12/26/97      14,301,750,000                      5,470,246          (1,566,209)

11/14/97      Indian Rupee
              127,750,000                         3,500,000               6,403

12/02/97      Singapore Dollar
              3,000,000                           2,002,002            (111,127)
--------------------------------------------------------------------------------
                                                $31,117,986         $(1,382,482)
--------------------------------------------------------------------------------


Futures Contracts
--------------------------------------------------------------------------------
                                                                 Net Unrealized
Expiration                                                       Appreciation
Date          Contracts                   Position               (Depreciation)
--------------------------------------------------------------------------------
12/97         109 US 5 year Treasury      Long                        $ 202,015
              Note Futures

12/97         200 US 30 year              Long                          894,256
              Bond Futures

12/97         10 German 10 year           Short                          (2,643)
              Bond Futures

12/97         62 French 10 year           Short                          (2,278)
              Bond Futures

12/97         8 Japanese 10 year          Short                        (262,239)
              Bond Futures

12/97         27 Italian 10 year          Short                         (73,998)
              Bond Futures
--------------------------------------------------------------------------------
                                                                      $ 755,113
--------------------------------------------------------------------------------

  At October 31, 1997, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at October 31, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                   $117,099,817
  ------------------------------------------------------------------------------

  Gross unrealized appreciation                                    $  1,392,633

  Gross unrealized depreciation                                        (425,337)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                      $    967,296
  ------------------------------------------------------------------------------

Strategic Income Portfolio as of October 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders
of Strategic Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Strategic Income Portfolio (the Portfolio), including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the two years ended October 31, 1997, and the supplementary data for each of the three years ended October 31, 1997, and for the period from March 1, 1994 (start of business) to October 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio, as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years ended October 31, 1997, and the supplementary data for each of the three years ended October 31, 1997, and for the period from March 1, 1994 (start of business) to October 31, 1994, in conformity with generally accepted accounting principles.


                                         COOPERS & LYBRAND L.L.P.
                                         Boston, Massachusetts
                                         December 5, 1997

Strategic Income Portfolio as of October 31, 1997

INVESTMENT MANAGEMENT


Strategic Income Portfolio

    Officers                                Independent Trustees
    James B. Hawkes                         Donald R. Dwight
    President and Trustee                   President, Dwight Partners, Inc.
                                            Chairman, Newspapers of New England, Inc.
    Mark S. Venezia
    Vice President                          Samuel L. Hayes, III
                                            Jacob H. Schiff Professor of Investment
    James L. O'Connor                       Banking, Harvard University Graduate School of
    Treasurer                               Business Administration

    Alan R. Dynner                          Norton H. Reamer
    Secretary                               President and Director, United Asset
                                            Management Corporation

                                            John L. Thorndike
                                            Formerly Director, Fiduciary Company Incorporated

                                            Jack L. Treynor
                                            Investment Adviser and Consultant